Submission	Sep. 16, 2026
Submission [Line Items]
Central Index Key	0000895126
Registrant Name	EXPAND ENERGY Corp
Registration File Number	333-283348
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES